Capital commitments (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Disclosure of capital commitments [line items]
Orders placed and outstanding on capital contracts at the prevailing rate of exchange	$ 217	$ 120	$ 138
Discontinued operations
Disclosure of capital commitments [line items]
Orders placed and outstanding on capital contracts at the prevailing rate of exchange	$ 0	$ 0	$ 7